SHORT-TERM BORROWINGS AND LONG-TERM LOAN	12 Months Ended
Dec. 31, 2018
SHORT-TERM BORROWINGS AND LONG-TERM LOAN [Abstract]
Long-term Deposit
(10) SHORT-TERM BORROWINGS AND LONG-TERM LOAN

Short-term borrowings and long-term loan consisted of the following:

	Interest rate per	December 31, 2018		December 31, 2017
Lender	annum	RMB	US$	RMB
BANK LOANS
Bank of Weifang.
- July 17, 2018 to July 15, 2019	6.5%	20,000	2,909	-
- July 17, 2018 to July 17, 2019	6.5%	29,950	4,356	-
- August 1, 2017 to July 28, 2018	6.5%	-	-	50,000
- June 21, 2018 to June 19, 2019	6.5%	15,000	2,182	-

Bank loans outstanding, which are all denominated in
Renminbi
, are secured and guaranteed as follows:

	December 31, 2018		December 31, 2017	December 31, 2016
Secured by:	RMB	US$	RMB	RMB
Property plant and equipment, Land use right	64,950	9,447	50,000	60,000
Guarantee company	-	-	-	3,300
	64,950	9,447	50,000	63,300